Average Annual Total Returns - Administrative Class - PIMCO Global Bond Opportunities Portfolio Unhedged	Administrative 1 Year	Administrative 5 Years	Administrative 10 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.12%	4.82%	2.72%	9.20%	4.79%	2.83%